STOCK-BASED COMPENSATION (Detail 3) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units | shares	1,582,093
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 20.39
Compensation Cost	$ 32.2	[1]
Unrecognized Compensation Cost	$ 16.0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units | shares	514,269
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 32.78
Compensation Cost	$ 16.8	[1]
Unrecognized Compensation Cost	$ 7.9
RSUs | 2013 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2013
Shares/Units | shares	195,822
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 29.80
Compensation Cost	$ 5.8	[1]
Weighted Average Period of Expense Recognition	36 months
Unrecognized Compensation Cost	$ 1.9
Vesting Dates	12/31/14 - 12/31/16
RSUs | 2014 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2014
Shares/Units | shares	106,778
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 29.80
Compensation Cost	$ 3.2	[1]
Weighted Average Period of Expense Recognition	36 months
Unrecognized Compensation Cost	$ 1.1
Vesting Dates	12/31/2016
RSUs | 3/31/15 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	109,585
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 40.57
Compensation Cost	$ 4.4	[1]
Weighted Average Period of Expense Recognition	33 months
Unrecognized Compensation Cost	$ 3.2
Vesting Dates	12/31/2017
RSUs | 4/1/15 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	39,914
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 40.74
Compensation Cost	$ 1.6	[1]
Weighted Average Period of Expense Recognition	33 months
Unrecognized Compensation Cost	$ 1.2
Vesting Dates	12/31/2017
RSUs | Assumed Aviv RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	10,644
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 12.36
Compensation Cost	$ 0.1	[1]
Weighted Average Period of Expense Recognition	9 months
Vesting Dates	12/31/2015
RSUs | Assumed Aviv RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	19,825
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 24.92
Compensation Cost	$ 0.5	[1]
Weighted Average Period of Expense Recognition	21 months
Unrecognized Compensation Cost	$ 0.3
Vesting Dates	12/31/2016
RSUs | Assumed Aviv RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	7,799
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 35.08
Compensation Cost	$ 0.3	[1]
Weighted Average Period of Expense Recognition	33 months
Unrecognized Compensation Cost	$ 0.2
Vesting Dates	12/31/15-12/31/17
RSUs | 7/31/15 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	23,902
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 36.26
Compensation Cost	$ 0.9	[1]
Weighted Average Period of Expense Recognition	5 months
Vesting Dates	12/31/2015
TSR PRSUs and LTIP Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units | shares	533,908
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 11.42
Compensation Cost	$ 6.2	[1]
Unrecognized Compensation Cost	$ 3.1
TSR PRSUs and LTIP Units | 2015 Transition TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2013	[2]
Shares/Units | shares	67,885	[2]
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 7.47	[2]
Compensation Cost	$ 0.5	[1],[2]
Weighted Average Period of Expense Recognition	24 months	[2]
Unrecognized Compensation Cost	$ 0.0	[2]
Performance Period	12/31/2013-12/31/2015	[2]
Vesting Dates	12/31/2015	[2]
TSR PRSUs and LTIP Units | 2016 Transition TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2013
Shares/Units | shares	101,591
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 8.67
Compensation Cost	$ 0.9	[1]
Weighted Average Period of Expense Recognition	36 months
Unrecognized Compensation Cost	$ 0.3
Performance Period	12/31/2013-12/31/2016
Vesting Dates	12/31/2016
TSR PRSUs and LTIP Units | 2016 TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2014
Shares/Units | shares	135,634
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 8.67
Compensation Cost	$ 1.2	[1]
Weighted Average Period of Expense Recognition	48 months
Unrecognized Compensation Cost	$ 0.6
Performance Period	1/1/2014-12/31/2016
Vesting Dates	Quarterly in 2017
TSR PRSUs and LTIP Units | 3/31/15 2017 LTIP Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	137,249
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 14.66
Compensation Cost	$ 2.0	[1]
Weighted Average Period of Expense Recognition	45 months
Unrecognized Compensation Cost	$ 1.6
Performance Period	1/1/2015-12/31/2017
Vesting Dates	Quarterly in 2018
TSR PRSUs and LTIP Units | 4/1/2015 2017 LTIP Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	54,151
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 14.80
Compensation Cost	$ 0.8	[1]
Weighted Average Period of Expense Recognition	45 months
Unrecognized Compensation Cost	$ 0.6
Performance Period	1/1/2015-12/31/2017
Vesting Dates	Quarterly in 2018
TSR PRSUs and LTIP Units | 7/31/15 2015 Transition TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015	[3]
Shares/Units | shares	9,484	[3]
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 27.20	[3]
Compensation Cost	$ 0.3	[1],[3]
Weighted Average Period of Expense Recognition	5 months	[3]
Unrecognized Compensation Cost	$ 0.0	[3]
Performance Period	12/31/2013-12/31/2015	[3]
Vesting Dates	12/31/2015	[3]
TSR PRSUs and LTIP Units | 7/31/15 2016 Transition TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	22,091
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 18.51
Compensation Cost	$ 0.4	[1]
Weighted Average Period of Expense Recognition	5 months
Performance Period	12/31/2013-12/31/2016
Vesting Dates	12/31/2016
TSR PRSUs and LTIP Units | 7/31/15 2017 LTIP Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	5,823
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 8.78
Compensation Cost	$ 0.1	[1]
Weighted Average Period of Expense Recognition	5 months
Performance Period	1/1/2015-12/31/2017
Vesting Dates	12/31/2017
Relative TSR PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units | shares	533,916
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 17.44
Compensation Cost	$ 9.2	[1]
Unrecognized Compensation Cost	$ 5.0
Relative TSR PRSUs | 2015 Transition Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2013	[4]
Shares/Units | shares	67,884	[4]
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 13.05	[4]
Compensation Cost	$ 0.9	[1],[4]
Weighted Average Period of Expense Recognition	24 months	[4]
Unrecognized Compensation Cost	$ 0.0	[4]
Performance Period	12/31/2013-12/31/2015	[4]
Vesting Dates	12/31/2015	[4]
Relative TSR PRSUs | 2016 Transition Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2013
Shares/Units | shares	101,588
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 14.24
Compensation Cost	$ 1.4	[1]
Weighted Average Period of Expense Recognition	36 months
Unrecognized Compensation Cost	$ 0.5
Performance Period	12/31/2013-12/31/2016
Vesting Dates	12/31/2016
Relative TSR PRSUs | 2016 Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2014
Shares/Units | shares	135,634
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 14.24
Compensation Cost	$ 1.9	[1]
Weighted Average Period of Expense Recognition	48 months
Unrecognized Compensation Cost	$ 1.0
Performance Period	1/1/2014-12/31/2016
Vesting Dates	Quarterly in 2017
Relative TSR PRSUs | 3/31/15 2017 Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	137,249
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 22.50
Compensation Cost	$ 3.1	[1]
Weighted Average Period of Expense Recognition	45 months
Unrecognized Compensation Cost	$ 2.5
Performance Period	1/1/2015-12/31/2017
Vesting Dates	Quarterly in 2018
Relative TSR PRSUs | 4/1/2015 2017 Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	54,151
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 22.91
Compensation Cost	$ 1.2	[1]
Weighted Average Period of Expense Recognition	45 months
Unrecognized Compensation Cost	$ 1.0
Performance Period	1/1/2015-12/31/2017
Vesting Dates	Quarterly in 2018
Relative TSR PRSUs | 7/31/15 2015 Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015	[5]
Shares/Units | shares	9,484	[5]
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 18.85	[5]
Compensation Cost	$ 0.2	[1],[5]
Weighted Average Period of Expense Recognition	5 months	[5]
Unrecognized Compensation Cost	$ 0.0	[5]
Performance Period	1/1/2014-12/31/2015	[5]
Vesting Dates	12/31/2015	[5]
Relative TSR PRSUs | 7/31/15 2016 Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	22,100
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 19.60
Compensation Cost	$ 0.4	[1]
Weighted Average Period of Expense Recognition	5 months
Performance Period	1/1/2014-12/31/2016
Vesting Dates	12/31/2016
Relative TSR PRSUs | 7/31/15 2017 Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Year	2015
Shares/Units | shares	5,826
Grant Date Average Fair Value Per Unit/ Share | $ / shares	$ 17.74
Compensation Cost	$ 0.1	[1]
Weighted Average Period of Expense Recognition	5 months
Performance Period	1/1/2015-12/31/2017
Vesting Dates	12/31/2017

[1]	Total compensation costs are net of shares cancelled.
[2]	The shares/unit information includes 30,872 shares/units that were determined to be forfeited because the performance goal was not achieved.
[3]	The shares/unit information includes 4,231 shares/units that were determined to be forfeited because the performance goal was not achieved.
[4]	The shares/unit information includes 67,884 shares/units that were determined to be forfeited because the performance goal was not achieved.
[5]	The shares/unit information includes 9,484 shares/units that were determined to be forfeited because the performance goal was not achieved.